Taxes (Details 3) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Composition of deferred tax assets and liabilities	$ (10,429)	$ (5,918)
Composition of deferred tax assets	671	832
Composition of deferred tax liabilities	$ (11,100)	(6,750)
Depreciation amortization and write offs of assets [member]
IfrsStatementLineItems [Line Items]
Nature	PP&E - Exploration and decommissioning costs
Composition of deferred tax assets and liabilities	$ 914	158
Amortization impairment reversals write offs assets [member]
IfrsStatementLineItems [Line Items]
Nature	PP&E - Impairment
Composition of deferred tax assets and liabilities	$ 3,774	3,602
Depreciation amortization and write offs of assets one [member]
IfrsStatementLineItems [Line Items]
Nature	PP&E - depreciation methods and capitalized borrowing costs
Composition of deferred tax assets and liabilities	$ (17,561)	(15,438)
Payments receipts considerations [member]
IfrsStatementLineItems [Line Items]
Nature	Loans, trade and other receivables / payables and financing
Composition of deferred tax assets and liabilities	$ (1,805)	810
Tax depreciation [member]
IfrsStatementLineItems [Line Items]
Nature	Lease liabilities
Composition of deferred tax assets and liabilities	$ (305)	434
Payments and use of provisions [member]
IfrsStatementLineItems [Line Items]
Nature	Provision for legal proceedings
Composition of deferred tax assets and liabilities	$ 1,055	885
Taxable income compensation [member]
IfrsStatementLineItems [Line Items]
Nature	Tax loss carryforwards
Composition of deferred tax assets and liabilities	$ 953	914
Sales writedowns llosses [member]
IfrsStatementLineItems [Line Items]
Nature	Inventories
Composition of deferred tax assets and liabilities	$ 188	333
Payments and use provisions [member]
IfrsStatementLineItems [Line Items]
Nature	Employee Benefits
Composition of deferred tax assets and liabilities	$ 1,534	1,518
Others [Member]
IfrsStatementLineItems [Line Items]
Nature	Others
Composition of deferred tax assets and liabilities	$ 824	$ 866